Other Assets	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS
OTHER ASSETS

(in millions of Canadian dollars)	NOTE	2018	2017
Notes receivable from business disposals		3	6
Other investments		4	6
Other assets		21	30
Employee future benefits	16	16	37
		44	79
Less: Current portion, included in accounts receivables		(2)	(6)
		42	73

In December 2017, the Corporation deposited €10 million ($15 million) for the acquisition of PAC Service S.p.A in the Boxboard Europe segment. See Note 5 for more details.